Accumulated other comprehensive income - Schedule of accumulated other comprehensive income (Details) - CAD ($) $ in Thousands	Sep. 30, 2025	Sep. 30, 2024
Items that will be reclassified subsequently to net earnings:
Net unrealized gains on translating financial statements of foreign operations, net of accumulated income tax expense of $59,141 ($44,210 as at September 30, 2024)	$ 1,588,980	$ 896,259
Net losses on cross-currency swaps and on translating long-term debt designated as hedges of net investments in foreign operations, net of accumulated income tax recovery of $46,173 ($48,921 as at September 30, 2024)	(542,309)	(388,957)
Deferred gains of hedging on cross-currency swaps, net of accumulated income tax expense of $2,538 ($2,907 as at September 30, 2024)	17,130	19,031
Net unrealized losses on cash flow hedges, net of accumulated income tax recovery of $10,042 ($1,421 as at September 30, 2024)	(34,359)	(6,930)
Net unrealized gains on financial assets at fair value through other comprehensive income, net of accumulated income tax expense of $1,361 ($707 as at September 30, 2024)	4,328	2,447
Items that will be reclassified subsequently to net earnings, tax portion:
Net unrealized gains on translating financial statements of foreign operations, accumulated income tax expense (recovery)	59,141	44,210
Net losses on cross-currency swaps and on translating long-term debt designated as hedges of net investments in foreign operations, accumulated income tax recovery	46,173	48,921
Deferred gains of hedging on cross-currency swaps, accumulated income tax expense (recovery)	2,538	2,907
Net unrealized gains on cash flow hedges, accumulated income tax expense (recovery)	10,042	1,421
Net unrealized (losses) gains on financial assets at fair value through other comprehensive income, accumulated income tax (recovery) expense	1,361	707
Items that will not be reclassified subsequently to net earnings:
Net remeasurement losses on defined benefit plans, net of accumulated income tax recovery of $11,755 ($24,817 as at September 30, 2024)	(31,426)	(70,597)
Items that will not be reclassified subsequently to net earnings, tax portion:
Net remeasurement losses on defined benefit plans, accumulated income tax recovery	11,755	24,817
Accumulated other comprehensive income	$ 1,002,344	$ 451,253